Property, Plant and Equipment	12 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

Accounting Policy

Owned Assets

Property, plant and equipment is measured at cost, net of accumulated depreciation and any impairment losses.

Cost includes expenditures that are directly attributable to the asset acquisition. The cost of self-constructed assets includes the cost of materials, direct labor, other costs directly attributable to make the asset available for its intended use, as well as relevant borrowing costs on qualifying assets as further described below. During their construction, property, plant and equipment are classified as construction in progress (“CIP”) and are not subject to depreciation. When the asset is available for use, it is transferred from CIP to the relevant category of property, plant and equipment and depreciation commences.

Where particular parts of an asset are significant, discrete and have distinct useful lives, the Company may allocate the associated costs between the various components, which are then separately depreciated over the estimated useful lives of each respective component. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer software and equipment 3 years
Production equipment 2 - 10 years
Furniture and fixtures 5 years
Building and improvements 10 - 30 years

Residual values, useful lives and depreciation methods are reviewed annually and changes are accounted for prospectively.

Gains and losses on asset disposals are determined by deducting the carrying value from the sale proceeds and are recognized in profit or loss.

The Company capitalizes borrowing costs on qualifying capital construction projects. Upon the asset becoming available for use, capitalization of borrowing costs ceases and depreciation commences on a straight-line basis over the estimated useful life of the related asset.

Right-of-use leased assets

Right-of-use assets are measured at cost, which is calculated as the amount of the initial measurement of lease liability plus any lease payments made at or before the commencement date, any initial direct costs and related restoration costs. The right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the useful life of the underlying asset. The depreciation is recognized from the commencement date of the lease.

If the right-of-use asset is subsequently leased to a third party (a “sublease”), the Company will assess the classification of the sublease as to whether it is a finance or operating lease. Subleases that are classified as an operating lease will recognize lease income while a finance lease will recognize a lease receivable and derecognize the carrying value of the right-of-use asset, with the difference recorded in profit of loss.

Impairment of property, plant and equipment

The Company assesses impairment of property, plant and equipment when an impairment indicator arises (e.g. change in use or discontinued use, obsolescence or physical damage). When the asset does not generate cash inflows that are largely independent of those from other assets or group of assets, the asset is tested at the cash generating unit (“CGU”) level. In assessing impairment, the Company compares the carrying amount of the asset or CGU to the recoverable amount, which is determined as the higher of the asset or CGU’s fair value less costs of disposal and its value-in-use. Value-in-use is assessed based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects applicable market and economic conditions, the time value of money and the risks specific to the asset. An impairment loss is recognized whenever the carrying amount of the asset or CGU exceeds its recoverable amount and is recorded in the consolidated statements of comprehensive loss.

The following summarizes the carrying values of property, plant and equipment for the periods reflected:

	June 30, 2022				June 30, 2021
	Cost	Accumulated depreciation	Impairment	Net book value	Cost	Accumulated depreciation	Impairment	Net book value
Owned assets
Land	14,351	—	(1,224)	13,127	27,357	—	(3,380)	23,977
Real estate	396,848	(76,010)	(224,034)	96,804	413,589	(76,744)	(8,582)	328,263
Construction in progress	34,260	—	(9,168)	25,092	327,073	—	(249,434)	77,639
Computer software & equipment	31,960	(28,244)	(555)	3,161	34,001	(24,321)	(1,865)	7,815
Furniture & fixtures	10,057	(5,818)	(1,558)	2,681	11,938	(5,744)	(285)	5,909
Production & other equipment	168,829	(86,287)	(22,080)	60,462	182,946	(72,258)	(9,443)	101,245
Total owned assets	656,305	(196,359)	(258,619)	201,327	996,904	(179,067)	(272,989)	544,848

Right-of-use lease assets
Land	7,443	(1,192)	—	6,251	23,748	(971)	—	22,777
Real estate	40,530	(14,990)	(496)	25,044	48,134	(11,277)	—	36,857
Production & other equipment	5,087	(4,244)	—	843	5,045	(3,434)	—	1,611
Total right-of-use lease assets	53,060	(20,426)	(496)	32,138	76,927	(15,682)	—	61,245

Total property, plant and equipment	709,365	(216,785)	(259,115)	233,465	1,073,831	(194,749)	(272,989)	606,093

The following summarizes the changes in the net book values of property, plant and equipment for the periods presented:

	Balance, June 30, 2021	Additions	Disposals	Other (1)(2)	Depreciation	Impairment	Foreign currency translation	Balance, June 30, 2022
Owned assets
Land	23,977	5,565	(1,210)	(13,785)	—	(1,225)	(195)	13,127
Real estate	328,263	2,514	211	9,989	(19,769)	(224,117)	(287)	96,804
Construction in progress	77,639	12,888	(7,158)	(48,395)	—	(9,174)	(708)	25,092
Computer software & equipment	7,815	431	(236)	2,169	(6,449)	(554)	(15)	3,161
Furniture & fixtures	5,909	172	197	(259)	(1,740)	(1,557)	(41)	2,681
Production & other equipment	101,245	(1,207)	2,425	5,435	(25,374)	(21,992)	(70)	60,462
Total owned assets	544,848	20,363	(5,771)	(44,846)	(53,332)	(258,619)	(1,316)	201,327

Right-of-use leased assets
Land	22,777	—	(3,513)	(12,187)	(828)	—	2	6,251
Real estate	36,857	1,285	(1,987)	(5,344)	(5,199)	(496)	(72)	25,044
Production & other equipment	1,611	55	—	—	(815)	—	(8)	843
Total right-of-use lease assets	61,245	1,340	(5,500)	(17,531)	(6,842)	(496)	(78)	32,138
Total property, plant and equipment	606,093	21,703	(11,271)	(62,377)	(60,174)	(259,115)	(1,394)	233,465
(1)Includes reclassification of construction in progress cost when associated projects are complete. Includes the transfer of facilities to assets held for sale to assets held for sale as at June 30, 2022 (Note 12(a)).
(2)During the year ended June 30, 2021, the Company derecognized $5.3 million of right-of-use assets as a result of subleases where the Company is an intermediate lessor. Included in real estate owned and right-of-use assets is $3.4 million and $0.1 million, respectively, related to operating subleases where the Company is an intermediate lessor.

During the year ended June 30, 2021, the Company sold two production facilities for net proceeds of $13.9 million with an aggregate carrying value of $3.8 million. As a result, the Company recognized a $10.1 million gain on disposal of property, plant and equipment.

During the year ended June 30, 2021, $2.1 million in borrowing costs were capitalized to construction in progress at a weighted average interest rate of 13%. There were no borrowing costs capitalized to construction in progress during the year ended June 30, 2022.

Depreciation relating to manufacturing equipment and production facilities for owned and right-of-use leased assets is capitalized into biological assets and inventory, and is expensed to cost of sales upon the sale of goods. During the year ended June 30, 2022, the Company recognized $60.2 million (June 30, 2021 - $66.5 million) of depreciation expense of which $34.5 million (June 30, 2021 - $38.1 million) was reflected in cost of sales.
Impairments

The Company reviews the carrying value of its property, plant and equipment at each reporting period for indicators of impairment. During the year ended June 30, 2022 and June 30, 2021, management noted indicators of impairment at the asset specific level, the Cash Generating Unit (“CGU”) level and the Operating Segment level which are discussed below.

(a)    Asset specific impairments

Year Ended June 30, 2022

As a result of the Company’s change in strategy during the year ended June 30, 2022 to focus on lower volume, higher margin premium categories, management made the decision that it will close its Aurora Sky facility in Edmonton, Alberta, which is an indicator of impairment. The fair value of the manufacturing facility was determined based on a third-party appraisal using a FVLCD approach including market and cost approaches. Consideration is given to information from historical data and industry standards which constitute both observable and unobservable inputs (level 2 and level 3). As a result, the Company recognized a $154.5 million impairment loss for the manufacturing facility for the year ended June 30, 2022. The manufacturing facility and the corresponding impairment loss is allocated to the Canadian cannabis operating segment (Note 27).

During the year ended June 30, 2022, management recorded an impairment of $21.1 million for its Polaris facility in Edmonton, Alberta, as a result of observable indications that its market value has declined more than would be expected as a result of the passage of time or normal use, which is an indicator of impairment. The fair value of the manufacturing facility was determined based on offers to purchase received from third-parties. The manufacturing facility and the corresponding impairment loss is allocated to the Canadian cannabis operating segment (Note 27).

In connection with the announced restructuring during the year ended June 30, 2022 (Note 3), management had noted indicators of impairment for property, plant and equipment associated with the closure of certain facilities. The recoverable amount of these assets were estimated using a FVLCD approach (Level 3) which resulted in a nominal value. As a result, the Company recognized a $7.4 million impairment loss relating to these assets for the year ended June 30, 2022, of which $6.8 million was allocated to the Canadian cannabis operating segment and $0.6 million was allocated to the international operating segment (Note 27).

Year Ended June 30, 2021

During the year ended June 30, 2021, the Company initiated a plan to consolidate its operations in Europe with corporate office closures in Portugal, Spain and Italy. As a result, the Company recognized a $1.5 million impairment loss relating to certain European property, plant and equipment. The Company also identified other custom equipment in Canada that is no longer intended to be used, resulting in a $8.7 million impairment loss for the year ended June 30, 2021. Both the impairment losses are allocated to the cannabis operating segment (Note 27).

During the year ended June 30, 2021, the Company halted construction at the Aurora Sun facility which is an indicator of impairment. The fair value of the Aurora Sun facility was determined based on a third-party appraisal using a Fair Value Less Cost of Disposal (“FVLCD”) approach including market and cost approaches in the context of an orderly liquidation process. Consideration is given to information from manufacturers, historical data and industry standards which constitute both observable and unobservable inputs (level 2 and level 3). As a result, the Company recognized a $220.8 million impairment loss for Aurora Sun for the year ended June 30, 2021. The Aurora Sun facility, and the corresponding impairment loss, is allocated to the cannabis operating segment (Note 27).

The Company has constructed a cannabis production facility in Germany which is no longer expected to generate cash inflows as initially forecasted, which is an indicator of impairment. The fair value of the production facility was determined using a FVLCD approach (level 3). As a result, the Company recognized a $31.2 million impairment loss for the production facility for the year ended June 30, 2021. The German production facility and the corresponding impairment loss is allocated to the cannabis operating segment (Note 27).

During the year ended June 30, 2021, management had plans to close a Canadian manufacturing facility, which is an indicator of impairment. The fair value of the manufacturing facility was determined based on a third-party appraisal using a FVLCD approach including market and cost approaches. Consideration is given to information from historical data and industry standards which constitute both observable and unobservable inputs (level 2 and level 3). As a result, the Company recognized a $10.9 million impairment loss for the manufacturing facility for the year ended June 30, 2021. The manufacturing facility and the corresponding impairment loss is allocated to the cannabis operating segment (Note 27).

(b)    CGU and Operating Segment impairments

Year Ended June 30, 2022

During the year ended June 30, 2022, the Company recognized impairment losses within its Canadian CGU and Canadian Cannabis operating segment and allocated impairment losses of $60.7 million to property, plant and equipment (Note 15]. The impairment losses are allocated to the Canadian Cannabis operating segment (Note 27).